Other Current and Other Non-Current Assets	6 Months Ended
Jun. 30, 2022
Other Current and Other Non-Current Assets [Abstract]
OTHER CURRENT AND OTHER NON-CURRENT ASSETS
9.	OTHER CURRENT AND OTHER NON-CURRENT ASSETS

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
VAT receivable	$312,722	$125,981
Prepayments – office rental	1,224,564	807,172
Prepayments – insurance	421,724	110,408
Prepayments – others	136,520	92,234
Uniforms	18,657	19,963
Tools and supplies	146,704	81,343
Deferred costs	27,042	38,880
Staff advance	169,401	-
Other current assets	$2,457,334	$1,275,981

Deposits	$433,543	$296,986
Deferred costs	48,600	48,600
Other non-current assets	$482,143	$345,586